NET INCOME (LOSS) PER SHARE (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Net Income (Loss) (Numerator)
Basic net income (loss) attributable to FRONTEO, Inc. shareholders	¥ 218,235	¥ (694,662)	¥ (865,087)
Diluted net income (loss) attributable to FRONTEO, Inc. shareholders	¥ 218,235	¥ (694,662)	¥ (865,087)
Weighted-Average Common Shares Outstanding (Denominator)
Basic Weighted-Average Common Shares Outstanding (in shares)	38,098,739	38,007,877	36,372,576
Effect of dilutive securities:
Convertible notes (in shares)	1,537,528
Stock options (in shares)	141,835
Diluted Weighted-Average Common Shares Outstanding (in shares)	39,778,102	38,007,877	36,372,576
Per Share Amount
Basic Per Share Amount (in Japanese yen per share)	¥ 5.7	¥ (18.3)	¥ (23.8)
Diluted Per Share Amount (in Japanese yen per share)	¥ 5.5	¥ (18.3)	¥ (23.8)
Antidilutive securities excluded from computation of diluted net income per share	461,800